Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Schedule Of Discontinued Operations

	For the Years Ended December 31,
	2011	2010	2009

Adjustment to accruals of operations discontinued in prior years:
Casualty insurance costs	$-	$-	$(400)
Loss before income taxes	-	-	(400)
All other income taxes	-	-	147
Total adjustments	-	-	(253)
Total discontinued operations	$-	$-	$(253)
Earnings/(loss) per share	$-	$-	$(0.01)
Diluted earnings/(loss) per share	$-	$-	$(0.02)

Schedule Of Estimated Timing Of Payments Of Liabilities
2012	$826
2013	300
Thereafter	601
$1,727